Commitments and Contingencies - Additional Information (Detail) € in Millions, $ in Millions			3 Months Ended				6 Months Ended	12 Months Ended
	Jul. 19, 2016 USD ($)	Jul. 19, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) site	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Number of non owned sites | site								65
Number of national priority list | site								15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis | site								59
Incurred and claims to be resolved over extended period of time								30 years
Environmental reserves								$ 35	$ 35
Non-recurring non-tax deductible charge					$ 502	€ 450	$ 551
Rental expense for all operating leases								78	67	$ 69
Guarantees at carrying value								368	$ 291
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies								$ 200
Building [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Operating lease term								10 years
Building [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Operating lease term								20 years
Equipment [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Operating lease term								3 years
Equipment [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Operating lease term								5 years
Iveco S.p.A [Member]
Loss Contingencies [Line Items]
Non-recurring non-tax deductible charge			$ 49	€ 45
Payment of exceptional non-tax deductible charge	$ 543	€ 495
Litigation settlement payment term								The fine was paid by the Company on October 20, 2016.